U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.)      Name and address of issuer:

         Transamerica Occidental Life Insurance Company
         1150 South Olive Street
         Los Angeles, CA  90015

2.) Name of each series or class of funds for which this notice is filed:

         Separate Account VA-5 of Transamerica Occidental Life Insurance Company

3.)      Investment Company Act File Number:                           811-8158
         Securities Act File Number:                                   33-71746

4a.)     Last day of fiscal year for which this notice
         is filed:                                                     12/31/98

4b.)     Check box if this Form is being filed late
         (more than 90 calendar days after the end
         of the issuer's fiscal year)                                  [      ]

4c.)     Check box if this is the last time the issuer will be
         filing this Form                                              [      ]

5.) Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to Section 24(f):            $6,750,446

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:               $12,257,945

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $___________





         (iv)     Total available redemption credits (add Items 5(ii)
                  and 5(iii):                                     $12,257,945

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv),
                  subtract Item 5(iv) from Item 5(i):              $0

         (vi)     Redemption  credits  available  for use in future  years -- if
                  Item 5(i) is less than Item  5(iv),  subtract  Item 5(iv) from
                  Item 5(i): $5,507,499

         (vii)    Muiltiplier for detrmining registration fee:    .000278

         (viii)   Registration fee due (multiply Item 5(v) by
                  Item 5(vii) - (enter "0" if no fee is due):         $0

6.)      Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescision of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at eh end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.

7.)      Interest due -- if this Form is being filed more than 90 days
         after the end of the issuer's fiscal year           $___________

8.)      Total of the amount of the registration fee due plus any
         interest due (line 5(viii) plus line 7):             $0

9.) Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [      ] Wire Transfer
         [      ] Mail or other means








SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


                  By:      ___________________________________________________
                           David M. Goldstein
                           Vice President and
                           Deputy General Counsel



                  SEPARATE ACCOUNT VA-5 OF TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


                  By:      ___________________________________________________
                           David M. Goldstein
                           Vice President and
                           Deputy General Counsel



DATE:    March 26, 1999


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